2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Fair value of assets/liabilities	$ 0		$ 0		$ 0	$ 0
Income from rental of trailers	$ 0	$ 6,010	$ 0	$ 6,010	$ 6,010	$ 0
Potentially dilutive shares outstanding			0		0	0
Equipment [Member]
Property and equipment estimated useful lives			P3Y		p3y
Automobiles [Member]
Property and equipment estimated useful lives			P5Y		p5y
Furniture and Fixtures [Member]
Property and equipment estimated useful lives			P7Y		p7y